As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-51868

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

     Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 / X /

                                INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

   Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
   Zurich Scudder Investments, Inc.            Dechert
   Two International Place                     Ten Post Office Square - South
   Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
              It is proposed that this filing will become effective
                immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
          of Scudder Growth and Income Fund, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  1  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 21, 2001.

                            PART C. OTHER INFORMATION


Item 15. Indemnification.
-------  ---------------

          As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting
          Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement), Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.
-------   --------

          (1) (a)(1) Amended and Restated Declaration of Trust dated November 3, 1987. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").)

               (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (a)(4) Certificate of Amendment of Declaration of Trust dated May 28, 1998. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(5)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (a)(6)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

               (a)(7)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, and Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(8)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Real Estate Investment Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(9) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Dividend + Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(10) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(11) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S Shares, with respect to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

               (a)(12) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(13) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(14) Redesignation of Series, Scudder Classic Growth Fund to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

               (a)(15) Redesignation of Series, Scudder Quality Growth Fund to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(16) Redesignation of Series, Scudder Dividend + Growth Fund to Scudder Dividend & Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (a)(17) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Dividend and Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

               (a)(18) Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R, Class S and Class AARP with respect to Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

               (a)(19) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

               (a)(20) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

               (a)(21) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class S and Class AARP, with respect to Scudder Capital Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 117 to the Registration Statement.)

               (a)(22) Amended and Restated Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class R, Class S and Class AARP, with respect to Scudder Large Company Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (a)(23) Amended and Restated Establishment and Designation of Series of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund and Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (a)(24) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Capital Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (a)(25) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Class S and Class AARP, with respect to Scudder Small Company Stock Fund. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

          (2) (b)(1) Amendment to By-Laws of the Registrant dated November 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (b)(2) Amendment to By-Laws of the Registrant, dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization is incorporated by reference to the Registrant's Rule 497 filing filed on March 21, 2001.

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(3) Investment Management Agreement between the Registrant (on behalf of Classic Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(6) Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(7) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(8) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(9) Investment Advisory Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Bankers Trust Company dated September 9, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (d)(10) Investment Management Agreement between the Registrant (on behalf of Scudder Capital Growth Fund) and Scudder Kemper Investments, Inc. dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

               (d)(11) Investment Management Agreement between the Registrant (on behalf of Scudder Small Company Stock Fund) and Scudder Kemper Investments, Inc. dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 120 to the Registration Statement.)

               (d)(12) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments, Inc. dated August 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

          (7) (e)(1) Underwriting Agreement and Distribution Services Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Distributors, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (e)(3) Amendment No. 1 dated August 31, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (e)(4) Amendment dated November 2, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (e)(5) Underwriting Agreement between the Registrant and Scudder Investor Services dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

          (8)  Inapplicable.

          (9) (g)(1) Custodian Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and State Street Bank and Trust Company ("State Street Bank") dated December 31, 1984. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(2) Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(5) Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(6) Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (g)(7) Custodian fee schedule for Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.)

               (g)(8) Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(9) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(10) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (g)(11)  Custodian fee schedule for Scudder  Classic  Growth Fund
               dated   August   1,   1994.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 77 to the Registration Statement.)

          (10) (m)(1) 12b-1 Plan between the Registrant, on behalf of Scudder Growth and Income Fund (Class R shares) and Scudder Large Company Growth Fund (Class R shares), and Scudder Investor Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (m)(2) Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

               (m)(3)  Plan with  respect  to Scudder  Growth  and  Income  Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 105 to the Registration Statement.)

               (m)(4) Plan with  respect to Scudder  Large  Company  Growth Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 105 to the Registration Statement.)

               (m)(5)  Plan with  respect to Scudder  Dividend  and Growth  Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(6) Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(7)  Plan with  respect  to Scudder  Growth  and  Income  Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(8) Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(9)  Plan with  respect to Scudder  Small  Company  Stock Fund
               pursuant   to  Rule  18f-3.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(10) Amended and Restated Plan with respect to Scudder Dividend and Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(11) Amended and Restated Plan with respect to Scudder Capital Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(12) Amended and Restated Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(13) Amended and Restated Plan with respect to Scudder S&P 500 Index Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(14)  Amended and Restated  Plan with respect to Scudder Small
               Company Stock Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 118 to the Registration Statement.)

               (m)(15) Amended and Restated Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

               (m)(16) Scudder Funds Amended and Restated Multi-Distribution System Plan. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

          (11) Opinion and Consent of Dechert. (Incorporated by reference to the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 15, 2000.)

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Transfer Agency and Service Agreement with fee schedule between the Registrant and Scudder Service Corporation dated October 2, 1989. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(1)(a)   Revised   fee   schedule   dated   October  6,  1995.
               (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

               (h)(1)(b) Form of revised fee schedule dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(2) Transfer Agency Fee Schedule between the Registrant, on behalf of Scudder Classic Growth Fund, and Kemper Service Company dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(3) Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (h)(4) Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund Class R shares, and Kemper Service Company dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement.)

               (h)(5) COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(6) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

               (h)(6)(a) Fee Schedule for Services Provided Under Compass and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994. (Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(10) Amendment No. 1 dated August 31, 1999 to the Fund Accounting Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting Corporation dated June 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(14) Scudder Accounting Fee Schedule between the Registrant, on behalf of Scudder Large Company Growth Fund - Class R Shares, and Scudder Fund Accounting Corporation dated September 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting Corporation dated March 2, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(16) Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund
               Accounting Corporation dated August 28, 1997. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(17) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(18) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income Fund) dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

               (h)(19) Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (h)(19)(a) Amendment No. 1 to the Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated August 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(20) Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (h)(21) Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement.)

               (h)(22) Administrative Services Agreement between the Registrant (on behalf of Scudder Capital Growth Fund, Scudder Dividend and Growth Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder S&P 500 Index Fund, Scudder Small Company Stock Fund and Scudder Kemper Investments, Inc.), dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

               (h)(23) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Fund Accounting Corporation, dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

               (h)(24) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Small Company Stock Fund and Scudder Fund Accounting Corporation, dated July 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 121 to the Registration Statement.)

          (14) Consents of Independent Accountants. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

          (15) Inapplicable.

          (16) Powers  of   Attorney.   (Incorporated   by   reference   to  the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 15, 2000.)

          (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

Item 17. Undertakings.
-------  ------------

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Investment Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                      INVESTMENT TRUST



                                      By:      /s/ Linda C. Coughlin
                                           ------------------------------
                                      Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                               President and Trustee                       August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                               Trustee                              August 31, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                               Trustee                              August 31, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                               Trustee                              August 31, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                               Trustee                              August 31, 2001
---------------------------
Keith R. Fox

/s/ Jean Gleason Stromberg*                                Trustee                              August 31, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                               Trustee                              August 31, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                               Trustee                              August 31, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble




*By:     /s/ Joseph R. Fleming                                   August 31, 2001
         --------------------------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-51868

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                INVESTMENT TRUST

                                INVESTMENT TRUST

                                  EXHIBIT INDEX

Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher